BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2011
BUSINESS ACQUISITION
4.	BUSINESS ACQUISITION

(a)	Acquisition of Dominant City and Youtong

In July 2009, the Group acquired 100% of the equity interests in Dominant City and Youtong, which operate various media resources in a number of airports including Guangzhou and Hangzhou airports in the PRC, with a cash consideration of $7,829. The transaction further expanded the concession rights of the Group, and expanded the Group's air travel advertising network in more airports in the PRC.

The transaction was considered as an acquisition of a business and accordingly the acquisition method of accounting has been applied. The acquired net assets were recorded at their estimated fair values on the acquisition date. The acquired goodwill is not deductible for tax purposes.

The purchase price for the acquisitions was allocated as follows:

		Amortization
		period

Cash acquired	$1,759
Other current assets	82
Property and equipment	217
Intangible assets:
Concession agreements	4,525	5 years
Deferred revenue	(15)
Other current liabilities	(1,988)
Deferred tax liabilities	(1,131)
Goodwill	4,380

Total consideration	$7,829

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2009 of the Group as if the acquisition had occurred on January 1, 2009. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

For the years
ended December 31,
2009
(unaudited)

Pro forma revenues	$152,551
Pro forma net loss	(38,045)
Pro forma net loss per ordinary share-basic	(0.29)
Pro forma net loss per ordinary share-diluted	(0.29)

(b)	Acquisition of Easy Shop and AM Outdoor

In January 2010, the Group acquired 100% of the equity interest in Easy Shop Ltd. and the additional 90% of the equity interest in AM Outdoor, with cash considerations of $13,935. The fair value of the acquired entities was of $15,223. The Group held 10% equity interest in AM Outdoor before the transaction.

The transaction was considered as a business acquisition achieved in stages and accordingly the acquisition method of accounting has been applied. The acquired net assets were recorded at their estimated fair values on the acquisition date. The acquired goodwill is not deductible for tax purposes.

The purchase price for the acquisitions was allocated as follows:

		Amortization
		period

Cash acquired	$209
Other current assets	16,559
Property and equipment	67
Intangible assets:
Contract backlog	340	3 years
Customer relationship	677	3 years
Concession agreements	7,646	7 years
Current liabilities	(15,299)
Deferred tax liabilities	(2,166)
Goodwill	7,190

Total	15,223
Represented by:
Cash consideration	13,935
Remeasurement of fair value of previously held 10% interest	1,288

Total	$15,223

The fair value of the total equity interests of AM Outdoor, including the existing 10% and the newly acquired 90% interest on the acquisition date was evaluated. The remeasurement of fair value of previously held 10% interest was $1,288, resulting in a gain of $1,139 in the statements of operations for the year ended December 31, 2010.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2009 and 2010 of the Group as if the acquisition had occurred on January 1, 2009 and 2010, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	For the years
	ended December 31,
	2009	2010
	(unaudited)	(unaudited)

Pro forma revenues	$158,988	$236,460
Pro forma net loss	(37,053)	(4,917)
Pro forma net loss per ordinary share-basic	(0.28)	(0.04)
Pro forma net loss per ordinary share-diluted	(0.28)	(0.04)

(c)	Acquisition of Dongding

In February 2010, the Group acquired an additional 45% of the equity interest in Dongding, with cash considerations of $899. The fair value of the acquired entity was of $1,811. The Group held 30% equity interest in the entity before the transaction.

The transaction was considered as a business acquisition achieved in stages and accordingly the acquisition method of accounting has been applied. The acquired net assets were recorded at their estimated fair values on the acquisition date. The acquired goodwill is not deductible for tax purposes.

The purchase price was allocated as follows:

		Amortization
		period
Cash acquired	$3
Other current assets	36
Property and equipment	102
Intangible assets:
Concession agreements	1,798	10 years
Current liabilities	(611)
Deferred tax liabilities	(449)
Goodwill	932

Total	1,811
Represented by:
Cash consideration	498
Remeasurement of fair value of previously held 30% interest	899
Fair value of 25% noncontrolling interest	414

Total	$1,811

The fair value of the total equity interests of Dongding, including the existing 30% and the newly acquired 45% interest and the 25% non-controlling interest on the acquisition date were evaluated. The remeasurement of fair value of previously held 30% interest was $498, resulting in a loss of $220 in the statements of operations for the year ended December 31, 2010.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2009 and 2010 of the Group as if the acquisition had occurred on January 1, 2009 and 2010, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	For the years
	ended December 31,
	2009	2010
	(unaudited)	(unaudited)

Pro forma revenues	$153,304	$236,491
Pro forma net loss	(37,449)	(4,956)
Pro forma net loss per ordinary share-basic	(0.29)	(0.04)
Pro forma net loss per ordinary share-diluted	(0.29)	(0.04)